Gains (losses) from operating activities in the statement of income, included according to their nature (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
(Impairment loss)/ gain on reversal of financial assets	$ 1,057	$ (2,967)	$ 8,038
Investments In Associates [Member]
Statement [Line Items]
(Impairment loss)/ gain on reversal of financial assets	$ (1,057)	$ 2,967	$ (8,038)